Lease Liability - Summary of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities [Line Items]
Total	$ 46,998	$ 14,436
Due in Less than One Year
Lease Liabilities [Line Items]
Total	5,546	3,149
Due between One and Five Years
Lease Liabilities [Line Items]
Total	25,151	9,018
Due in More than Five Years
Lease Liabilities [Line Items]
Total	$ 16,301	$ 2,269